Note 8 - Commitments and Contingencies 1 (Details Textual) - USD ($) $ in Millions	Nov. 02, 2022	Jul. 27, 2022	Mar. 31, 2026	Dec. 31, 2025
Purchase Obligation			$ 19.3	$ 21.1
Himmelberg V. Vaxart, Inc. et al. [Member]
Litigation Settlement, Amount Awarded to Other Party		$ 12.0
Payments for Legal Settlements	$ 2.0
Reimbursable Purchase Agreement Commitment to Vendor [Member]
Purchase Obligation			18.2	20.1
Cost-plus-fixed-fees Arrangement Under ATI-RRPV Contract [Member]
Purchase Obligation			$ 19.6	$ 21.6